Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Schedule of employee benefits
	2022	2021
	MCh$	MCh$

Short-term employee benefits	128,580	100,517
Benefits to employees for contract termination	10,735	6,446
Share-based employee benefits	—	—
Total	139,315	106,963

Schedule of compliance bonuses provision
	2022	2021
	MCh$	MCh$
Balances as of January 1	53,069	43,941
Net provisions established	66,818	49,652
Provisions used	(46,683)	(40,524)
Total	73,204	53,069

Schedule of vacation provision
	2022	2021
	MCh$	MCh$
Balances as of January 1	37,010	33,993
Net provisions established	12,107	11,294
Provisions used	(7,860)	(8,277)
Total	41,257	37,010

Schedule of other benefits provision
	2022	2021
	MCh$	MCh$
Balances as of January 1	10,439	25,728
Net provisions established	38,916	22,838
Provisions used	(35,236)	(38,128)
Total	14,119	10,438

Schedule of provision for employee benefits
	2022	2021
	MCh$	MCh$
Present value of the obligations at the beginning of the period	6,446	7,581
Increase in provision	5,817	590
Benefit paid	(1,658)	(1,202)
Effect of change in actuarial factors	130	(523)
Total	10,735	6,446

Schedule of net benefits expenses
	2022	2021
	MCh$	MCh$
Increase (decrease) in provisions	5,554	226
Interest cost of benefits obligations	263	364
Effect of change in actuarial factors	130	(523)
Net benefit expenses	5,947	67

Schedule of severance indemnity obligations
	December 31, 2022	December 31, 2021
	%	%
Discount rate	5.50	5.70
Salary increase rate	4.80	3.94
Payment probability	99.99	99.99